Trade and Other Current Payables - Summary of Trade and Other Current Payables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables [Line Items]
Trade and other current payables	$ 594,498,606	$ 561,505,283
Trade and other non-current payables	659,824	1,483,113
Energy suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	172,042,187	140,739,018
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	13,300,051	18,024,696
Subtotal Trade Payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	185,342,238	158,763,714
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	170,859,517	166,241,384
Trade and other non-current payables	4,485	40,256
Dividends payable to third parties [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	95,150,149	97,094,197
Taxes payables other than income tax [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	17,648,643	11,581,921
VAT debit [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	25,766,224	22,396,497
Payable for assets acquisition [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	71,248,286	74,869,722
Warranty deposits [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	402,107	378,562
Other payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	614,554	1,226,898
Trade and other non-current payables	655,339	1,442,857
Accounts payable to staff [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	27,466,888	28,952,388
Subtotal Other Payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	409,156,368	402,741,569
Trade and other non-current payables	$ 659,824	$ 1,483,113